Consolidated Statements of Stockholders' Deficit (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Net offering costs for private placement	$ 140,749	$ 552,283